Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2013
Summary of Related Party Transactions
Teekay and its wholly-owned subsidiary and the Company’s manager, Teekay Tankers Management Services Ltd. (the Manager), provide commercial, technical, strategic and administrative services to the Company. In addition, certain of the Company’s vessels participate in pooling arrangements that are managed in whole or in part by subsidiaries of Teekay (collectively the Pool Managers). The Company also has chartered out tankers to Teekay. For additional information about these arrangements, please read “Item 7 – Major Shareholders and Related Party Transactions – Related Party Transactions – Pooling Agreements” in our Annual Report on From 20-F for the year ended December 31, 2012. Amounts paid by the Company for such related party transactions for the periods indicated were as follows:

	Three Months Ended		Six Months Ended
	June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012
	$	$	$	$
Time-charter revenues (i)	3,671	3,671	7,302	7,342
Pool management fees and commissions (ii)	967	801	1,997	1,647
Commercial management fees (iii)	264	204	570	421
Vessel operating expenses—crew training	268	522	666	1,102
Vessel operating expenses—technical management fee (iv)	1,412	2,080	2,859	4,152
General and administrative (v)	2,717	1,041	5,446	2,017
General and administrative—Dropdown Predecessor	—	1,697	—	2,958
Interest Expense—Dropdown Predecessor	—	5,335	—	11,658